Lease receivable	9 Months Ended
Sep. 30, 2020
Lease receivable
Disclosure of lease receivables
3. Lease receivable
Lease receivable relates to the lease component of
sub-leased
office space. Total lease receivable included in the Consolidated Balance Sheets is as follows:

	Nine months ended September 30, 2020	Year ended December 31, 2019
Balance, beginning of period	$39	$43
Additions (terminations)	(37)	3
Finance income	—	2
Lease payments received	(2)	(9)

Balance, end of period	$—	$39

Current portion	$—	$9
Long-term portion	$—	$30

In the first quarter of 2020, the Company entered into an amending agreement with our building landlord which resulted in renewed lease terms for our Calgary office space. Under the revised agreement, the amounts received from subtenants no longer meet the criteria to be classified as a finance lease and thus the lease receivable has been removed. The office lease provision referenced in Notes 7 and 8 has been updated to reflect the accounting treatment under the revised terms.